Profit before tax - Net finance income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit before tax
Interest income	¥ 24,470	¥ 11,715	¥ 6,709
Others	465	(324)	183
Net finance income	¥ 24,935	¥ 11,391	¥ 6,892